INVENTORIES (Narrative) (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Classes of current inventories [abstract]
Inventory expensed to cost of goods sold	$ 15,997	$ 7,606	$ 35,970	$ 12,219
Non-cash expense related to the changes in fair value of inventory sold	$ 1,654	$ 3,188	$ 2,517	$ 5,130